CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012
Revenues:
Product revenues							$ 7,695,067
Support and maintenance revenues
Total Revenues							7,695,067
Cost of Goods Sold							6,500,195
Gross Profit							1,194,872
Operating Expenses
Depreciation and amortization	11,891		23,516		44,530		42,014
Research and development					44,000
General and administrative	149,495	8,801	250,154	8,871	882,925		960,545
Total Operating Expenses	161,386	8,801	273,670	8,871	971,455		1,002,559
(Loss)/Income from operations	(161,386)	(8,801)	(273,670)	(8,871)	(971,455)		192,313
Other Income
Interest income					20
Interest expense	(22,500)		(32,050)		(4,803)
Total Other Income	(22,500)		(32,050)		(4,783)
(Loss)/income before income taxes					(976,238)		192,313
Income taxes
Net (loss)/Income	$ (183,886)	$ (8,801)	$ (305,720)	$ (8,871)	$ (976,238)		$ 192,313
(Loss)/earnings per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)		$ 0.01
Weighted average shares - basic and diluted	160,623,289	1,500,000	160,623,289	1,500,000	63,650,780	[1]	19,439,726	[1]

[1]	The capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction in determining the basic and diluted weighted average shares. See Note 2